Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Interest and similar income	£ 5,279	£ 6,437
Interest and similar expense	(1,376)	(2,214)
Net interest income	3,903	4,223
Fee and commission income	4,682	4,399
Fee and commission expense	(976)	(1,090)
Net fee and commission income	3,706	3,309
Net trading income	3,482	4,198
Net investment income	152	(136)
Other income	72	27
Total income	11,315	11,621
Credit impairment releases/(charges)	742	(3,738)
Net operating income	12,057	7,883
Staff costs	(4,334)	(4,053)
Infrastructure, administration and general expenses	(2,798)	(2,510)
Litigation and conduct	(99)	(30)
Total operating expenses	(7,231)	(6,593)
Share of post-tax results of associates and joint ventures	154	(31)
Profit on disposal of subsidiaries, associates and joint ventures	(1)	13
Profit before tax	4,979	1,272	[1]
Tax charge	(759)	(113)
Profit after tax	4,220	1,159
Attributable to:
Equity holders of the parent	3,812	695
Other equity instrument holders	389	427
Total equity holders of the parent	4,201	1,122
Non-controlling interests	19	37
Profit after tax	£ 4,220	£ 1,159
Earnings per share
Basic earnings per ordinary share (in GBP per share)	£ 0.222	£ 0.040
Diluted earnings per ordinary share (in GBP per share)	£ 0.217	£ 0.039

[1]	H120 comparative figures have been restated to make the condensed cash flow statement more relevant following a review of the disclosure and the accounting policies applied that was undertaken in H220. Amendments, which were first applied in the Barclays PLC Annual Report 2020, have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes 2 and 3 below quantify the impact of the changes to the respective cash flow categories in H120 and provide further detail.